Revenue - Summary Of Contract Liabilities Balance Explanatory (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Contract Liabilities Balance Explanatory [Abstract]
Contract liability balance at the beginning of the reporting period recognized as revenue	₩ 334,179	₩ 1,040,198